Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock Options [Abstract]
Schedule of weighted-average assumptions Black-Scholes option-pricing model
	For the Nine Months Ended September 30,
	2017	2016
Risk-free interest rate	2.27%	1.41%
Expected life of option grants	7 years	7 years
Expected volatility of underlying stock	47.34%	47.47%
Dividends assumption	$--	$--

	2016	2015
Risk-free interest rate	1.35–1.47%	1.73–2.27%
Expected life of option grants	7 years	7 years
Expected volatility of underlying stock	47.47%–49.02%	39.4%–51.45%
Dividends assumption	$—	$—

Schedule of changes in options outstanding
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	6,132	$1,179.00	$444,600
Granted	5,925	769.50	—
Exercised	(6)	—	—
Expired	(290)	—	—
Forfeitures	(1,199)	—	—
Outstanding at December 31, 2015	10,562	$900.00	$54,450
Granted	3,515	229.06	—
Exercised	—	—	—
Expired	(950)	—	—
Forfeitures	(899)	—	—
Outstanding at December 31, 2016	12,229	$746.16	$(3,501,786)

Exercisable at December 31, 2015	3,618	$846.00	$54,450

Exercisable at December 31, 2016	5,271	$899.75	$(1,873,607)